Reconciliation of Financial Statements to Form 5500 - Reconciliation of Investments (Details) - EBP 004 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments
Investments at fair value	$ 9,317,819	$ 8,083,350
Notes Receivable
Notes receivable from participants	69,160	64,574
Deemed distributions	(2,611)	(2,466)
Total notes receivable per Form 5500	66,549	62,108
Total investments per Form 5500	$ 9,384,368	$ 8,145,458